Financial investments (Tables)	9 Months Ended
Sep. 30, 2019
Financial investments [Abstract]
Non-current and Current financial investments
The detail of Non-current and Current financial investments as of September 30, 2019 and December 31, 2018 is as follows:

	Balance as of September 30, 2019	Balance as of December 31, 2018
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	9,070	6,034
Fair Value through Profit and Loss (Investment in Rioglass)	7,000	-
Derivative assets	2,930	11,571
Other receivable accounts at amortized cost	73,375	35,065
Total non-current financial investments	92,375	52,670
Contracted concessional financial assets	159,380	159,128
Derivative assets	3,064	1,582
Other receivable accounts at amortized cost	99,954	80,124
Total current financial investments	262,398	240,834